Segment and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of entity-wide disclosures relating to revenues
	For the year ended December 31, 2021
	Pet food sales	Restaurant business	Total
Revenue	$485,426	$606,463	$1,091,889
Net loss	$(5,500,345)	$(1,215,613)	$(6,715,958)
Depreciation and amortization	$395,094	$13,646	$408,740
Capital expenditure	$-	$-	$-
Total assets	$26,969,867	$5,078,090	$32,047,957

	For the year ended December 31, 2020
	Pet food sales	Restaurant business	Total
Revenue	$815,225	$-	$815,225
Net loss	$(874,668)	$-	$(874,668)
Depreciation and amortization	$391,351	$-	$391,351
Capital expenditure	$47,086	$-	$47,086
Total assets	$18,452,910	$-	$18,452,910

	For the year ended December 31, 2019
	Pet food sales	Restaurant business	Total
Revenue	$12,648,255	$-	$12,648,255
Net loss	$(8,625,427)	$-	$(8,625,427)
Depreciation and amortization	$517,528	$-	$517,528
Capital expenditure	$121,560	$-	$121,560
Total assets	$15,087,210	$-	$15,087,210

Schedule of net revenues generated from different reportable segment
	For the Years Ended December 31,
	2021	2020	2019
Overseas sales	$134,896	$226,385	$9,995,136
Domestic sales	319,061	574,921	2,711,445
Electronic commerce	34,590	16,708	83,779
Restaurant revenue	606,463	-	-
Less: Sale tax and addition	(3,121)	(2,789)	(142,105)
Total net revenue	$1,091,889	$815,225	$12,648,255

	For the Years Ended December 31,
	2021	2020	2019
Pet chews	$46,112	$59,096	$6,469,755
Dried pet snacks	293,325	317,392	4,617,742
Wet canned pet food	10,760	84,117	1,310,001
Dental health snacks	6,127	19,915	305,452
Baked pet biscuits	-	3,132	87,410
Restaurant revenue	606,463	-	-
Others	132,223	334,362	-
Less: Sales tax and addition	(3,121)	(2,789)	(142,105)
Total net revenue	$1,091,889	$815,225	$12,648,255

	For the Years Ended December 31,
	2021	2020	2019
South Korea	$37,320	$34,378	$1,335,791
China	353,651	713,257	2,662,247
United Kingdom	-	-	1,573,546
Germany	-	-	2,062,110
U.S.	606,463	-	-
Other countries	97,576	70,379	5,156,666
Less: Sales tax and addition	(3,121)	(2,789)	(142,105)
Total net revenue	$1,091,889	$815,225	$12,648,255